Principal Audit Fees and Services (Tables)	12 Months Ended
Dec. 31, 2021
Principal Audit Fees And Services [Abstract]
Schedule of statutory auditor performed additional activities
	in thousands of $			in thousands of €
For the years ended December 31	2021	2020	2019	2021	2020	2019
Audit fee for statutory and consolidated financials	182,125	85,000	111,000	155,000	75,000	99,000
Audit related and other services (IPO in the USA)	200,221	10,000	14,000	170,401	8,000	12,000
Total	382,346	95,000	125,000	325,401	83,000	111,000